Equity-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		2 Months Ended	6 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	1 Months Ended		6 Months Ended
	Jan. 31, 2013	May 31, 2012	Aug. 31, 2012 Employees	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Feb. 12, 2013	Jun. 30, 2013 Common Units [Member]	Dec. 31, 2012 Common Units [Member]	Jan. 31, 2013 ISOs [Member]	Jun. 30, 2013 ISOs [Member]	Mar. 31, 2013 Restricted Stock [Member]	Jan. 31, 2013 Restricted Stock [Member]	Jun. 30, 2013 Restricted Stock [Member]	Jun. 30, 2013 Unvested ISOs [Member]	Jan. 31, 2013 Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Sale of common unit		300,000
Common unit per unit		1.25
Number of employees sold common units			2
Fair value of common stock per unit		7.20	7.20
Recognized compensation expenses					$ 1,785	$ 7,735
Volatility of company equity security								65.00%	65.00%
Risk free interest rate				0.20%		0.16%
Common stock reserved for issuance	500,000
Percentage of outstanding shares of common stock	3.00%
Number of Shares authorized				200,000,000		200,000,000	200,000,000			180,000		10,000	10,000			1,992,242
Stock options per share				$ 0.01		$ 0.01	$ 0.01			$ 18.00
Awards vesting during anniversaries of grand date										These awards vest in one-third increments on the first, second and third anniversaries of the grant date		This award vests vest in one-third increments on the first, second and third anniversaries of the grant date	These awards vest in one-third increments on the first, second and third anniversaries of the grant date
Expire date										Feb. 06, 2023
Total future compensation expense											1,672			412
Weighted-average remaining vesting period				2 years 8 months 12 days
Aggregate intrinsic value											$ 7,651				$ 7,651
Weighted average remaining contractual term											9 years 7 months 6 days